UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [X]; Amendment Number: 33
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48009


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI       08/22/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: 176556 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                COM              002824100     1042    23380 SH       SOLE                    11500
AMAZON.COM INC                 COM              023135106      413    11375 SH       SOLE                     8360
AMERICA ONLINE                 COM	        02364J104     4807    91241 SH       SOLE                    70033
AMERICAN EXPRESS CO            COM	        025816109     2359    45255 SH	     SOLE		     43830
AMERICAN INTL GROUP COM	       COM	        026874107     5679    48329 SH	     SOLE		     36350
AMGEN INC	               COM	        031162100     3514    50015 SH	     SOLE		     43055
APPLIED MATERIALS              COM              038222105      274     3020 SH       SOLE                     3020
BANK ONE CORP	               COM	        06423A103      201     7575 SH	     SOLE		      2371
BAUSCH & LOMB INC	       COM	        071707103      426     5510 SH	     SOLE		      5510
BRISTOL MYERS SQUIBB COM       COM              110122108      361     6205 SH       SOLE                     5725
CHARLES SCHWAB	               COM	        808513105     1169    34759 SH	     SOLE		     28069
CHASE MANHATTAN CORP COM       COM	        16161A108     3480    75545 SH	     SOLE		     58595
CHEVRON CORPORATION COM	       COM	        166751107     4009    47270 SH	     SOLE		     37950
CISCO SYS INC COM	       COM	        17275R102     7870   123816 SH	     SOLE		     90498
COCA COLA CO COM	       COM	        191216100     4310    75046 SH	     SOLE		     63086
COMCAST CORP-SPECIAL CL A      COM	        200300200     4011    99026 SH	     SOLE		     82611
COMERICA INC COM	       COM	        200340107     1617    36040 SH	     SOLE		     30605
COSTCO WHOLESALE CORP	       COM	        22160K105     1751    53075 SH	     SOLE		     52755
DELL COMPUTER CORP COM	       COM	        247025109     4297    87140 SH	     SOLE		     60570
DISNEY WALT CO DEL COM	       COM	        254687106     2013    51870 SH	     SOLE		     45220
DOW CHEM CO COM	               COM	        260543103      239     7905 SH	     SOLE		      3285
DU PONT EI DE NEMOURS & CO     COM	        263534109     2315    52925 SH	     SOLE		     45770
E*TRADE GROUP	               COM	        269246104      297    17995 SH	     SOLE		     10375
EMC CORP	               COM	        268648102     3441    44730 SH	     SOLE		     34430
ENRON CORP COM                 COM              293561106     5463    84700 SH       SOLE                    63325
EXODUS COMMUNICATIONS INC      COM	        302088109     1958    42505 SH	     SOLE		     40035
EXXON MOBIL CORP COM	       COM	        302290101      233     2970 SH 	     SOLE		      2120
FORD MTR CO DEL COM	       COM	        345370860     2908    67620 SH	     SOLE		     58456
GATEWAY, INC.	               COM	        367626108      417     7350 SH	     SOLE		      6750
GENERAL ELEC CO COM	       COM	        369604103     6442   121555 SH	     SOLE		     91740
GILLETTE CO COM	               COM	        375766102     1010    28900 SH	     SOLE		     16040
GLOBAL CROSSING LTD	       COM	        G3921A100      550    20900 SH	     SOLE		     19250
HEWLEIT -PACKARD CO	       COM	        428236103     2331    18665 SH	     SOLE		     18590
HOME DEPOT INC COM	       COM	        437076102     4060    81306 SH	     SOLE		     65766
ILLINOIS TOOL WKS INC COM      COM	        452308109     2160    37895 SH	     SOLE		     32855
IMMUNEX	                       COM	        452528102     1710    34580 SH	     SOLE		     33780
INTEL CORP COM	               COM	        458140100     8393    62778 SH	     SOLE		     45943
INTERPUBLIC GROUP COMP ANIES   COM	        460690100     1205    28030 SH	     SOLE		     20310
JDS UNIPHASE CORP              COM              46612J101     1215    10135 SH       SOLE                     9270
KIMBERLY-CLARK CORPORATION     COM	        494368103     2989    52095 SH	     SOLE		     49330
LINEAR TECHNOLOGY CORP COM     COM	        535678106      573     8960 SH	     SOLE		      1880
LUCENT TECHNOLOGIES	       COM	        549463107     3647    61556 SH	     SOLE		     43369
MEDIAONE GROUP	               COM	        58440J104      525     6180 SH	     SOLE		      2845
MEDTRONIC INC COM	       COM	        585055106     5289   106182 SH	     SOLE		     79270
MERCK & CO INC COM	       COM	        589331107     4211    54951 SH	     SOLE		     46706
MERRILL LYNCH & CO	       COM	        590188108     2887    25100 SH	     SOLE		     16985
MICROSOFT CORP COM	       COM	        594918104     5565    69558 SH	     SOLE		     49248
MORGAN STANLEY DEAN WITTER & C COM	        617446448     2082    25015 SH	     SOLE		     22665
NETWORK APPLIANCE INC	       COM	        64120L104     2792    34680 SH	     SOLE		     32595
NEXTEL COMMUNICATIONS	       COM	        65332V103     4384    71655 SH	     SOLE		     59470
ORACLE CORPORATION	       COM	        68389X105     5792    68900 SH	     SOLE		     57160
PFIZER INC	               COM	        717081103     1521    31687 SH	     SOLE		     23567
PROCTER & GAMBLE CO COM	       COM	        742718109     3498    61106 SH	     SOLE		     50786
QUALCOMM INC 	               COM 	        747525103     1202    20030 SH	     SOLE 		     20030
ROYAL DUTCH PETE CO NY REG GLD COM 	        780257804     4261    69208 SH	     SOLE 		     52398
SCHERING-PLOUGH COW 	       COM 	        806605101      982    19450 SH	     SOLE 		     10135
SCHLUMBERGER LTD COM 	       COM 	        806857108      828    11100 SH	     SOLE 		      7640
STRYKER CORP 	               COM 	        863667101     2951    67460 SH	     SOLE 		     61260
SUN MICROSYSTEMS INC 	       COM 	        866810104     5562    61160 SH	     SOLE 		     49485
TIME WARNER INC 	       COM 	        887315109     1200    15785 SH	     SOLE 		      9080
VERISIGN INC 	               COM 	        92343E102     2563    14520 SH	     SOLE 		     13945
VIACOM INC. CLB                COM              925524308     1251    18349 SH       SOLE                    18051
VISX INC 	               COM 	        92844S105      386    13740 SH	     SOLE 		      9025
WAL MART STORES INC COM        COM 	        931142103     3262    56613 SH	     SOLE 		     49313
WALGREEN CO COM 	       COM 	        931422109      712    22105 SH	     SOLE 		     11495
WELLS FARGO & CO DEL COM       COM 	        949746101     1556    40150 SH	     SOLE 		     39350
WORLDCOM INC                   COM              98157D106     4135    90138 SH       SOLE                    72870